Document and Entity Information	Dec. 14, 2021
Document And Entity Information [Line Items]
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001815184
Document Type	8-K
Document Period End Date	Dec. 14, 2021
Entity Registrant Name	REDBALL ACQUISITION CORP.
Entity Incorporation State Country Code	E9
Entity File Number	001-39440
Entity Address, Address Line One	667 Madison Avenue
Entity Address, Address Line Two	16th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10065
City Area Code	(212)
Local Phone Number	-235-1000
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Class A Common Stock And Warrants [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	RBAC.U
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, $0.0001 par value per share Redeemable warrants, each warrant exercisable for one
Trading Symbol	RBAC
Security Exchange Name	NYSE
Redball Classa Ordinary Shares [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	RBAC WS
Security Exchange Name	NYSE